Commitments	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Commitments
32.	Commitments

(a)	Capital commitments

	As at December 31,
	2019	2020
	RMB’000	RMB’000
Equipment and intangible assets
- Contracted but not provided for	1,790	14,578

(b)	Lease commitments
The Group leases certain office buildings under
non-cancellable
lease agreements.
From January 1, 2019, the Group has recognized
right-of-use
assets for these leases, except for short- term and
low-value
leases (Note 14). The future minimum lease payables under such non-cancellable
leases not recognized in the financial statements at each
year-end
date are as follows:

	As at December 31,
	2019	2020
	RMB’000	RMB’000
No later than 1 year	615	300
Later than 1 year but no later than 3 years	15	—

	630	300

As at December 31, 2020, undiscounted future lease payments amounted to RMB5,963,000 (2019: nil) are committed by the Group with lease commencement dates subsequent to the balance sheet date. They will be recognised as right-of-use
assets and corresponding lease liabilities after December 31, 2020.